Commitments and contingencies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($)	Jan. 01, 2022 USD ($)
Commitments and Contingencies.
Remaining lease term	5 years
Operating lease expense	$ 555,806
Variable lease expense	$ 92,285
Discount rate	4.90%
Weighted-average remaining lease term	2 years 1 month 28 days
Number of units in sale-leaseback | lease	19
Maturity of the contractual, undiscounted operating lease liabilities
2023	$ 578,280
2024	305,400
2025	121,200
2026	48,000
Total undiscounted operating lease liabilities	1,052,880
Interest on operating lease liabilities	(51,603)
Total present value of operating lease liabilities	1,001,277		$ 1,149,832
Total rent expense		$ 931,078
Rent expense related to the short-term leases	$ 94,386	$ 344,016